Goodwill - Schedule of Goodwill Cost (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 CAD ($)
Goodwill - Schedule of Goodwill Cost (Details) [Line Items]
Goodwill beginning balance	$ 2,446,603
Goodwill ending balance	2,612,972
Impact of foreign exchange	166,369
GEO [Member]
Goodwill - Schedule of Goodwill Cost (Details) [Line Items]
Goodwill beginning balance	516,806
Goodwill ending balance	516,806
Impact of foreign exchange
LEO [Member]
Goodwill - Schedule of Goodwill Cost (Details) [Line Items]
Goodwill beginning balance	1,929,797
Goodwill ending balance	2,096,166
Impact of foreign exchange	$ 166,369